Trade and other receivables .(Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables
Credit cards	R$ 676.3	R$ 457.7
Travel agencies	92.9	73.2
Other receivables	152.1	147.7
Allowance for doubtful accounts	(6.9)	(5.3)	R$ (8.1)
Total trade and other receivables	R$ 914.4	R$ 673.3
Maximum period for installments on credit card receivables	12 months
Average days-sales-outstanding (in days)	36 days	32 days
Minimum period after interest chargeable on installments	6 months
Face value of factored receivable from credit cards	R$ 3,153.8	R$ 4,717.4
Discount interest cost recognized on factored accounts receivable derecognized	35.3	97.7
Due more than 60 days
Trade and other receivables
Credit cards	R$ 573.6	R$ 353.9